Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Other Receivables [Table Text Block]
	January 31,	January 31,
	2020	2019
Net working capital adjustments receivable from acquisitions	–	55
Other receivables	7,294	4,276
	7,294	4,331